NEA
Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.8% (99.2% of Total Investments)
	MUNICIPAL BONDS – 156.8% (99.2% of Total Investments)
	Alabama – 1.4% (0.9% of Total Investments)
$2,150	Autauga County Board of Education, Alabama, Special Tax Warrants, Series 2021, 4.000%, 4/01/46	10/31 at 100.00	N/R	$2,449,280
	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020:
875	4.000%, 7/01/35 – BAM Insured	7/30 at 100.00	A3	1,003,590
1,000	4.000%, 7/01/37 – BAM Insured	7/30 at 100.00	A3	1,143,330
975	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	A3	1,105,991
1,535	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/51	5/31 at 100.00	AA-	1,752,141
7,335	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 4.000%, 6/01/45	6/30 at 100.00	A1	8,259,357
4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	A-	4,724,257
23,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	31,047,316
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	5,263,874
5,310	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	5,768,890
51,505	Total Alabama			62,518,026
	Alaska – 0.0% (0.0% of Total Investments)
495	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	546,030
	Arizona – 1.6% (1.0% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,464,249
3,815	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44	8/30 at 100.00	A+	4,344,560
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/51	7/27 at 100.00	AA-	1,151,588
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 – AGM Insured	7/25 at 100.00	A2	7,916,362
1,315	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42	9/28 at 100.00	A2	1,569,952
5,135	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA-	5,616,509
6,355	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A	7,091,989

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
$6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	$9,146,114
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	14,370,300
3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/47	8/28 at 100.00	AA	3,556,770
11,080	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	14,631,362
56,845	Total Arizona			70,859,755
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	3/22 at 100.00	N/R	5,094,834
	California – 8.2% (5.2% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/32 – NPFG Insured	No Opt. Call	A-	17,574,357
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,747,279
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	Aa3	2,948,888
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,249,350
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	6,842,160
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54 (Pre-refunded 4/01/24)	4/24 at 100.00	Aa3 (4)	10,845,500
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	AA+	6,317,280
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2013, Series 2015A:
2,250	5.000%, 8/01/32 (Pre-refunded 2/01/25) (5)	2/25 at 100.00	A+ (4)	2,333,453
1,350	5.000%, 8/01/33 (Pre-refunded 2/01/25) (5)	2/25 at 100.00	A+ (4)	1,400,072
160	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	186,115
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	3,200,283
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,695,394
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	7,229,681
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	850,068
6,255	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A, 4.000%, 8/15/48	8/31 at 100.00	N/R	7,092,294

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,330	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/49	4/30 at 100.00	BBB+	$1,459,316
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A:
3,000	5.000%, 8/15/51 (UB) (6)	8/22 at 100.00	A+	3,072,360
10,000	5.000%, 8/15/51	8/22 at 100.00	A+	10,241,200
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	561,069
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
485	9.434%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (4)	508,377
525	9.442%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (4)	550,326
1,285	9.442%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (4)	1,346,988
2,230	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A, 4.000%, 2/01/51	2/32 at 100.00	N/R	2,496,351
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	BBB-	1,747,680
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,089,881
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	3,128,302
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 4.000%, 8/01/36	8/26 at 100.00	AA-	5,472,000
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	3/22 at 100.00	AA-	5,019
9,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	10,770,296
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
342	5.750%, 7/01/30 (7), (8)	1/22 at 100.00	N/R	217,780
440	5.750%, 7/01/35 (7), (8)	1/22 at 100.00	N/R	279,564
528	5.500%, 7/01/39 (7), (8)	1/22 at 100.00	N/R	335,477
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999a, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	8,981,029
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	4,567,383
3,330	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	AA+ (4)	3,537,859
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	5,765,551

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
$910	0.000%, 1/15/42 (5)	1/31 at 100.00	Baa2	$1,130,484
3,350	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	3,655,420
8,350	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	9,146,423
118,565	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66	12/31 at 27.75	N/R	18,944,316
7,125	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	B- (4)	7,239,570
1,490	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	1,512,484
1,865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	1,893,143
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	3,954,100
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	2,981,845
1,500	Lincoln Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	1,355,625
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	3/22 at 100.00	N/R (4)	999,448
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	Baa2	2,261,069
10,335	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)	8/35 at 100.00	AA	11,313,311
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	8,304,780
240	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	10/21 at 100.00	N/R (4)	253,586
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	Aa3	10,337,274
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/29	No Opt. Call	Aa3	2,155,975
2,585	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	2,825,638
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	5/21 at 100.00	Aa1 (4)	1,893,373
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R (4)	2,292,773
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	Aa3	859,840
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	BBB-	1,916,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	BBB-	$6,945,171
1,505	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+ (4)	1,580,822
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/28	No Opt. Call	Aa3	1,596,474
625	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1, 4.000%, 6/01/46	6/31 at 100.00	BBB+	709,319
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (4)	808,693
1,490	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AA+ (4)	1,564,634
15,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021A, 4.000%, 7/01/56	7/31 at 100.00	N/R	16,543,950
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A	4,185,120
6,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2022B, 4.000%, 5/01/52 (WI/DD, Settling 2/08/22)	5/32 at 100.00	N/R	6,766,680
8,075	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Local Water Series 2020C, 4.000%, 11/01/50	11/30 at 100.00	AA-	9,132,744
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44 (Pre-refunded 1/15/25)	1/25 at 100.00	BBB (4)	11,803,995
32,725	5.000%, 1/15/50 (Pre-refunded 1/15/25)	1/25 at 100.00	BBB (4)	36,459,250
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	7,064,935
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	A+	2,648,427
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	3,744,875
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	9,858,082
	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015:
5,000	0.000%, 8/01/46	8/25 at 32.80	A3	1,510,350
6,570	0.000%, 8/01/47	8/25 at 30.90	A3	1,868,639
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	Baa2	2,491,767
486,930	Total California			372,157,306
	Colorado – 12.0% (7.6% of Total Investments)
1,365	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	1,454,721

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$6,600	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021, 4.375%, 12/01/52	12/26 at 103.00	N/R	$6,460,806
500	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	536,215
1,140	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	A2	1,290,457
1,060	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	1,120,399
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,575	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,643,465
3,620	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	3,769,108
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33	12/23 at 100.00	BBB-	1,317,625
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	119,261
3,500	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020, 4.000%, 8/01/50 – BAM Insured	8/30 at 100.00	AA	3,993,045
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	1,786,394
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	2,356,878
4,615	5.000%, 6/01/35 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	5,424,933
7,205	5.000%, 6/01/36 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	8,469,478
8,715	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	10,244,482
4,105	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	4,825,428
8,545	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (4)	10,044,647
14,280	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	16,167,530
20,305	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A, 4.000%, 11/15/50	11/31 at 100.00	AA	23,150,949
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	5,206,650
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	5,332,050
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	3,229,584
11,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	12,074,003
26,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	28,350,854

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/50	12/27 at 103.00	A-	$5,108,714
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	2,411,243
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	1,062,980
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB+	853,095
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	Baa1	1,606,830
10,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	Baa1	11,252,346
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 4.000%, 11/01/39	11/29 at 100.00	A+	1,135,490
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A, 4.000%, 1/01/37	1/30 at 100.00	AA-	3,731,772
4,880	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	5,473,652
4,150	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	4,593,511
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018:
1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	2,025,357
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,831,756
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B:
2,000	5.000%, 12/01/42	12/27 at 100.00	A+	2,387,360
1,225	5.000%, 12/01/47	12/27 at 100.00	A+	1,458,559
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41 (Pre-refunded 3/01/27)	3/27 at 100.00	A+ (4)	1,769,415
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%, 3/01/40	9/27 at 100.00	AA	2,222,600
6,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	7,214,350
7,250	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2021S, 4.000%, 3/15/46	3/31 at 100.00	N/R	8,252,893
5,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	AA-	5,696,500
2,505	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/39	12/30 at 100.00	AA-	2,878,270
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41	8/26 at 100.00	A1	8,095,945
1,000	5.000%, 8/01/46	8/26 at 100.00	A1	1,131,860
1,250	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	1,319,713

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37 (Pre-refunded 11/15/22)	11/22 at 100.00	A+ (4)	$11,525,221
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	13,666,131
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A	2,958,125
11,750	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	AA-	13,270,802
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
5,120	5.000%, 12/01/32	12/26 at 100.00	BBB-	5,793,382
2,935	5.000%, 12/01/35	12/26 at 100.00	BBB-	3,300,701
1,800	5.000%, 12/01/40	12/26 at 100.00	BBB-	2,009,664
355	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	381,387
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	6,169,434
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	37,830,078
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	13,020,547
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	37,467,922
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	8,181,721
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	2,139,736
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	12,975,160
2,200	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 – AGM Insured	12/29 at 100.00	AA	2,497,550
1,200	El Paso County School District 3, Widefield, Colorado, Certificates of Participation, Recreation Facility Project, Series 2021, 4.000%, 12/01/46 – AGM Insured	12/31 at 100.00	AA	1,356,120
2,000	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020, 4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	2,279,380
1,755	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	A2	1,988,362
3,000	Foothills Park and Recreation District, Jefferson County, Colorado, Lease Revenue Bonds, Certificates of Participation, Series 2021, 4.000%, 12/01/41	12/31 at 100.00	AA-	3,463,920
3,000	Grand County School District 2 East Grand, Colorado, General Obligation Bonds, Series 2022, 4.000%, 12/01/46	12/31 at 100.00	N/R	3,481,050
2,875	Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%, 12/01/51 – AGM Insured	12/31 at 100.00	AA	3,293,715
5,000	Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax, Refunding & Improvement Series 2021, 4.000%, 12/01/51 – AGM Insured	12/31 at 100.00	A3	5,728,200
1,000	Little Thompson Water District, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AA-	1,144,130

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	BBB+	$1,132,650
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/36	12/26 at 100.00	AA+	1,101,290
1,200	Morgan County Quality Water District, Morgan and Washington Counties, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	AA	1,349,364
1,000	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Senior Series 2021A, 4.000%, 12/01/46 – AGM Insured	12/31 at 100.00	A2	1,109,840
1,085	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,135,995
7,750	Northern Colorado Water Conservancy District Building Corporation, Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/51	7/31 at 100.00	AA+	8,800,900
1,220	Overlook Metropolitan District, Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimted Tax Refunding Series 2021A, 4.000%, 12/01/51 – BAM Insured	12/31 at 100.00	Baa3	1,386,188
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	19,494,667
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A:
3,040	4.000%, 12/01/37 – AGM Insured	12/29 at 100.00	A	3,502,384
3,255	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	A	3,692,081
600	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	657,954
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017:
8,765	5.000%, 12/01/42	12/27 at 100.00	A2	10,234,277
3,600	5.000%, 12/01/47	12/27 at 100.00	A2	4,173,336
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	3,669,413
	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020:
835	3.000%, 12/01/30, 144A	No Opt. Call	Ba2	842,390
1,300	5.000%, 12/01/44, 144A	12/30 at 100.00	Ba2	1,448,408
995	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,081,565
1,000	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%, 12/01/45 – BAM Insured	12/28 at 100.00	A3	1,050,220
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	Aa3	4,123,000
5,000	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2021C-4, 4.000%, 6/01/51	6/31 at 100.00	Aa1	5,749,250

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1 (4)	$15,826,605
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	A2	2,722,950
5,000	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020, 5.000%, 12/01/44	12/29 at 100.00	AA	6,155,400
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/30	12/26 at 100.00	AA	2,519,629
500	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50	3/26 at 103.00	N/R	531,190
528,985	Total Colorado			542,296,557
	Connecticut – 0.6% (0.4% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	1,884,432
2,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/55, 144A	1/26 at 102.00	BB+	3,036,628
7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	7,856,638
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/34	7/27 at 100.00	A3	579,170
2,425	5.000%, 7/01/42	7/27 at 100.00	A3	2,786,252
7,075	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/40	5/30 at 100.00	AA-	8,681,733
3,285	University of Connecticut, General Obligation Bonds, Series 2020A, 5.000%, 2/15/40	2/30 at 100.00	A+	4,002,575
24,900	Total Connecticut			28,827,428
	Delaware – 0.3% (0.2% of Total Investments)
3,350	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	3,538,571
1,000	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	1,155,400
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA-	10,013,915
13,420	Total Delaware			14,707,886
	District of Columbia – 3.7% (2.3% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB-	1,276,163
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/22 at 22.44	N/R	23,880,260
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A-	4,039,910
60	5.000%, 4/01/36 (Pre-refunded 4/01/27)	4/27 at 100.00	N/R (4)	70,661
3,440	5.000%, 4/01/36	4/27 at 100.00	A-	3,968,178

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
$5,000	5.000%, 10/01/47	10/29 at 100.00	Baa2	$5,922,100
13,710	4.000%, 10/01/49	10/29 at 100.00	Baa2	15,029,176
11,960	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	12,050,777
18,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	23,198,220
12,455	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44	10/29 at 100.00	Baa2	13,741,103
17,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 – AGM Insured (WI/DD, Settling 2/16/22)	10/31 at 100.00	N/R	18,936,300
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	4,768,750
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 (Pre-refunded 10/01/26) – AGC Insured	10/26 at 100.00	A3 (4)	39,086,720
1,195	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45	7/30 at 100.00	AA	1,365,347
233,570	Total District of Columbia			167,333,665
	Florida – 6.8% (4.3% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 5.000%, 9/01/46	9/23 at 100.00	BBB	2,906,484
1,425	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021, 4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	1,657,033
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,155,790
1,585	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2003, 5.500%, 10/01/23 – AMBAC Insured	No Opt. Call	AA	1,664,789
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,878,341
5,810	Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018, 4.000%, 10/01/43	10/28 at 100.00	Aa3	6,410,405
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A:
8,555	6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (4)	9,071,294
4,280	5.625%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	Baa1 (4)	4,521,306
530	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	573,868

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
$1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	$954,210
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,416,785
1,690	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	A+	1,898,732
15,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018F, 5.000%, 10/01/48 (UB) (6)	10/28 at 100.00	A+	17,835,750
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A	6,261,859
12,885	5.000%, 10/01/44	10/24 at 100.00	A	14,077,507
13,145	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/55	2/31 at 100.00	Baa1	14,533,769
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A+	411,692
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	2,732,825
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,070,756
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	20,431,735
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BB+	207,122
2,000	5.125%, 7/01/38	7/27 at 100.00	BB+	2,025,040
5,035	5.125%, 7/01/46	7/27 at 100.00	BB+	5,061,887
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	8,155,530
17,925	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	20,823,831
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/35	3/22 at 100.00	BBB+	10,041,900
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A, 4.000%, 8/01/46	8/31 at 100.00	A	3,392,190
1,210	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/37	1/28 at 100.00	BBB-	1,341,709
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A-	1,085,430
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A-	1,732,785
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2017, 5.000%, 6/01/38	6/27 at 100.00	Aa3	5,526,687

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	$1,905,075
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	5,604,225
3,000	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	3,056,850
7,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	AA	7,776,510
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	5,941,773
9,965	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	A+	11,166,480
2,400	New Smyrna Beach Utilities Commission, Florida, Utility System Revenue Certificates, Refunding Series 2020, 4.000%, 10/01/49	4/30 at 100.00	Aa2	2,731,464
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	A2 (4)	755,693
1,095	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/32	10/29 at 91.18	BBB-	810,672
5,045	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49	10/29 at 100.00	BBB-	5,915,414
10,120	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	A1	11,144,751
5,680	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32	11/26 at 100.00	A-	6,560,570
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	265,667
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.000%, 5/01/30 – RAAI Insured	3/22 at 100.00	A3	1,388,975
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/33	5/25 at 100.00	Aa3	7,093,520
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017:
4,595	5.000%, 8/15/42	8/27 at 100.00	A1	5,391,314
12,325	5.000%, 8/15/47	8/27 at 100.00	A1	14,333,482
2,290	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995, 5.750%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	2,477,070
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,340,656
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	4,337,400

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Series 2020B:
$345	4.000%, 7/01/39	7/30 at 100.00	A-	$390,309
5,545	5.000%, 7/01/50	7/30 at 100.00	A-	6,733,737
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	9,902,153
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45 (Pre-refunded 4/15/25)	4/25 at 100.00	A2 (4)	2,233,980
1,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/39	10/29 at 100.00	A2	1,115,170
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	8,094,860
281,260	Total Florida			308,326,811
	Georgia – 3.6% (2.3% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33 (Pre-refunded 5/01/25)	5/25 at 100.00	AA- (4)	3,813,746
2,040	5.000%, 11/01/35 (Pre-refunded 5/01/25)	5/25 at 100.00	AA- (4)	2,288,248
1,755	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA-	1,820,181
2,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A	2,316,340
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A1	6,527,988
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A:
4,330	5.000%, 4/01/42	4/27 at 100.00	A	5,014,876
13,670	5.000%, 4/01/47	4/27 at 100.00	A	15,795,685
5,610	4.000%, 4/01/50	4/30 at 100.00	A	6,216,721
29,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A1	31,749,200
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54 (Pre-refunded 2/15/25)	2/25 at 100.00	AA (4)	14,201,898
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45	2/27 at 100.00	AA	8,643,525
2,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2021A, 4.000%, 2/15/51	2/31 at 100.00	A	2,232,160
3,565	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/63	7/28 at 100.00	BBB+	4,193,723
3,500	Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/46	7/31 at 100.00	AA	3,995,005
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42	4/27 at 100.00	A	12,000,670
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.250%, 2/01/27 – BHAC Insured	No Opt. Call	AA+	1,605,488

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A:
$1,860	5.000%, 5/15/43	5/29 at 100.00	A3	$2,153,545
8,000	5.000%, 5/15/49	No Opt. Call	A3	11,149,200
7,905	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa1	8,774,550
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2021A:
1,000	5.000%, 1/01/56	1/30 at 100.00	BBB+	1,180,740
1,675	5.000%, 1/01/62 – AGM Insured	1/30 at 100.00	BBB+	1,983,033
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa1	9,119,663
5,000	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A1	5,508,150
675	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 4.000%, 10/01/38	10/29 at 100.00	AA-	776,378
143,380	Total Georgia			163,060,713
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	4,316,957
	Hawaii – 0.0% (0.0% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	289,242
	Idaho – 0.2% (0.1% of Total Investments)
5,585	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2021A, 4.000%, 3/01/46	3/32 at 100.00	A3	6,312,000
2,420	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37	2/22 at 101.00	Aaa	2,457,316
8,005	Total Idaho			8,769,316
	Illinois – 14.4% (9.1% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A:
1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	A2	1,186,420
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	A2	336,334
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	A2	1,614,518
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	3,535,347
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	2,893,320
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	12,835,460

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	$5,653,300
6,920	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/28 at 100.00	BB	7,786,938
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	13,416,423
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	2,121,330
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	29,202,228
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
1,500	5.000%, 12/01/38	12/30 at 100.00	BB	1,749,975
1,750	5.000%, 12/01/40	12/30 at 100.00	BB	2,032,345
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB	1,120,040
3,225	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 4.000%, 12/01/55	12/29 at 100.00	A+	3,542,630
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	10,228,635
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB-	21,538,994
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	12,406,057
4,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/40	1/29 at 100.00	BBB-	4,592,480
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	5,237,000
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A+	5,100,075
3,500	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2018A, 4.000%, 12/01/43	6/28 at 100.00	Aa2	3,870,930
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT:
2,750	3.900%, 11/01/36	11/27 at 102.00	A	3,051,675
5,265	5.500%, 11/01/36	11/23 at 100.00	A	5,682,093
3,215	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020, 4.000%, 10/01/55	10/30 at 100.00	BBB+	3,501,842
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3 (4)	5,094,898

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
$3,500	5.000%, 2/15/32	2/27 at 100.00	Aa2	$4,081,315
55	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	61,578
1,200	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	1,343,520
25,880	4.000%, 2/15/41	2/27 at 100.00	Aa2	28,285,287
1,000	5.000%, 2/15/41	2/27 at 100.00	Aa2	1,158,730
2,000	Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding Series 2021A, 4.000%, 8/01/46	8/31 at 100.00	BBB+	2,169,580
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	4,307,604
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	9,593,325
11,030	5.000%, 9/01/42 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	12,093,071
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	2,946,986
16,165	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	18,352,124
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076, 17.937%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	1,204,929
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A3	15,131,627
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	2,367,126
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	A3	4,592,455
5,410	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2017A, 5.000%, 3/01/47	3/27 at 100.00	A+	6,172,918
8,760	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A, 4.000%, 8/15/48	8/31 at 100.00	AA-	9,916,670
	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB-	2,685,125
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB-	3,207,330
	Illinois State, General Obligation Bonds, December Series 2017A:
5,000	5.000%, 12/01/34	12/27 at 100.00	BBB-	5,720,000
1,175	5.000%, 12/01/35	12/27 at 100.00	BBB-	1,343,096
5,420	5.000%, 12/01/39	12/27 at 100.00	BBB-	6,173,868
1,600	Illinois State, General Obligation Bonds, February Series 2014, 5.250%, 2/01/32	2/24 at 100.00	BBB-	1,715,616
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB-	1,957,165
3,565	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB-	4,041,284
	Illinois State, General Obligation Bonds, May Series 2018A:
17,000	6.000%, 5/01/26	No Opt. Call	BBB-	19,941,680
4,485	6.000%, 5/01/27	No Opt. Call	BBB-	5,382,045

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, May Series 2020:
$1,115	5.500%, 5/01/30	No Opt. Call	BBB-	$1,380,448
5,305	5.500%, 5/01/39	5/30 at 100.00	BBB-	6,463,665
2,515	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/23	No Opt. Call	BBB-	2,681,015
9,710	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB-	11,131,738
2,500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/25	3/22 at 100.00	BBB-	2,508,825
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB-	2,150,486
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	A1	5,219,430
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	A1	8,571,520
6,500	5.000%, 1/01/39	1/24 at 100.00	A1	6,960,460
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	11,156,649
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	A1	9,986,137
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A1	11,759,000
13,185	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A1	16,114,180
4,110	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A, 4.000%, 1/01/42	1/32 at 100.00	N/R	4,692,428
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052, 17.657%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	1,283,142
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 – FGIC Insured	No Opt. Call	BBB-	12,868,609
1,500	Macon and DeWitt Counties Community Unit School District 2 Maroa-Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%, 12/01/44 – AGM Insured	12/30 at 100.00	N/R	1,692,465
3,125	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C, 4.000%, 1/01/45 – AGM Insured	1/27 at 100.00	A3	3,363,344
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	5,081,500
2,350	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50	12/29 at 100.00	BB+	2,671,504
8,800	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	9,755,064
4,750	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	5,322,565
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BB+	16,043,610
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BB+	2,506,194

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
$23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BB+	$23,669,558
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	12,659,671
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A:
410	5.500%, 12/15/23 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	417,442
2,025	5.500%, 12/15/23 (Pre-refunded 6/15/23) – FGIC Insured (ETM)	No Opt. Call	BB+ (4)	2,116,044
2,170	5.500%, 12/15/23 – NPFG Insured	No Opt. Call	BB+	2,308,359
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	1,460,981
5,080	5.700%, 6/15/25	6/22 at 101.00	BB+	5,226,609
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BB+	8,232,400
1,115	5.750%, 6/15/27	6/22 at 101.00	BB+	1,147,391
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	4,743,920
195	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (4)	165,512
3,505	0.000%, 6/15/30	No Opt. Call	BBB+	2,849,074
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BB+	19,482,400
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	2,126,358
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	7,188,910
6,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (4)	7,652,539
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A1	18,468,122
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A1	2,962,906
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	4,594,136
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,491,043
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	7,747,670
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	Baa1	2,159,080
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,759,687
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
165	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	164,126
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	775,289
633,300	Total Illinois			652,210,546

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 2.6% (1.7% of Total Investments)
$6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	Baa1	$6,487,260
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A:
5,000	4.000%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	5,199,600
5,420	5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	5,703,466
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA	11,199,200
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A:
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	2,021,119
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,792,428
1,150	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	1,276,891
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	12,595,220
4,200	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2020A, 4.000%, 10/01/45	10/30 at 100.00	Aa3	4,830,168
3,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 4.000%, 10/01/40	10/31 at 100.00	A1	3,473,670
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 5.000%, 10/01/37	10/22 at 100.00	Aa3	5,140,700
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A+	14,456,153
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	5,873,952
1,255	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	3/22 at 100.00	N/R (4)	1,260,472
14,100	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	16,168,329
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA-	8,882,949
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA-	8,996,151
1,580	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	A2	1,414,590
110,140	Total Indiana			118,772,318
	Iowa – 0.9% (0.6% of Total Investments)
3,275	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021, 5.000%, 9/01/51	9/28 at 102.00	N/R	3,385,630
16,130	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	17,163,288
2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	2,897,883

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$3,085	Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc. Project, Series 2018A, 5.000%, 3/01/48	3/24 at 103.00	BB+	$3,283,736
8,265	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65	6/31 at 25.58	N/R	1,313,639
1,095	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2, 4.000%, 6/01/49	6/31 at 100.00	BBB+	1,200,317
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	A-	5,291,213
5,990	5.000%, 12/01/41	12/26 at 100.00	A-	6,711,076
45,230	Total Iowa			41,246,782
	Kansas – 0.3% (0.2% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,069,160
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	3,039,240
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A, 5.000%, 4/01/38 – BAM Insured	4/26 at 100.00	AA	4,216,039
5,270	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A	6,214,700
13,970	Total Kansas			15,539,139
	Kentucky – 0.9% (0.6% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	Baa2	5,086,143
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	BBB-	1,488,435
4,625	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49	8/29 at 100.00	BBB+	5,405,376
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C:
5,000	6.750%, 7/01/43 (5)	7/31 at 100.00	Baa2	6,063,100
8,610	6.875%, 7/01/46 (5)	7/31 at 100.00	Baa2	10,464,422
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, First Tier Series 2013A:
2,655	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	2,836,230
430	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	460,668
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
2,980	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	3,024,462
3,000	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	3,045,270
1,380	University of Kentucky, General Receipts Bonds, University of Kentucky Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44	5/29 at 100.00	AA-	1,531,841
35,990	Total Kentucky			39,405,947

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 3.0% (1.9% of Total Investments)
$6,860	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	$7,118,348
5,500	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	6,181,725
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A1	2,217,465
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
4,000	5.000%, 5/15/42	5/27 at 100.00	A3	4,585,600
22,625	5.000%, 5/15/46	5/27 at 100.00	A3	25,913,091
22,975	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A3	25,618,733
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	4,453,280
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	1,876,992
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	22,098
2,345	4.000%, 5/15/36	5/26 at 100.00	A3	2,528,754
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	22,926
1,975	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,173,507
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	14,349,001
1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C, 5.000%, 5/01/45	11/27 at 100.00	AA-	1,191,783
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	A-	13,090,920
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A-	5,777,250
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	6,839,360
4,000	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018A, 5.000%, 4/01/48 – AGM Insured	4/28 at 100.00	A2	4,612,360
5,000	Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	AA-	5,875,750
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	1,526,055
122,125	Total Louisiana			135,974,998

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.6% (0.4% of Total Investments)
$7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Ba1 (4)	$7,409,360
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	Ba1	7,103,502
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
3,440	5.000%, 7/01/43	7/28 at 100.00	A+	4,056,654
2,935	5.000%, 7/01/48	7/28 at 100.00	A+	3,439,438
750	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A, 4.000%, 7/01/46 – AGM Insured	7/31 at 100.00	A1	851,993
2,430	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	AA-	2,760,893
22,855	Total Maine			25,621,840
	Maryland – 1.2% (0.7% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	CCC	3,418,403
1,000	5.000%, 9/01/39	9/27 at 100.00	CCC	1,046,690
1,645	5.000%, 9/01/46	9/27 at 100.00	CCC	1,714,057
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	A+	10,032,975
275	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020, 4.000%, 7/01/50	7/30 at 100.00	Baa1	308,666
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	3,566,325
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48	1/28 at 100.00	A	4,353,240
17,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/42	5/28 at 100.00	AA-	20,182,400
1,250	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A, 5.000%, 7/01/46	7/31 at 100.00	Aa2	1,558,287
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44	6/25 at 100.00	AA-	2,232,920
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	B-	1,231,777
2,250	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B, 5.000%, 11/01/47	11/24 at 103.00	B-	2,392,762
45,940	Total Maryland			52,038,502
	Massachusetts – 1.5% (0.9% of Total Investments)
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)	11/23 at 100.00	A (4)	1,345,225
435	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	522,052

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	$1,033,314
11,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	13,168,165
3,630	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53	7/28 at 100.00	A3	4,253,525
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A	1,255,518
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,197,781
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,539,112
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A	2,878,416
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/35	1/28 at 100.00	AA-	4,468,560
805	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/50	7/31 at 100.00	BBB+	989,144
1,725	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/44	1/29 at 100.00	BBB+	2,013,903
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,515,861
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,689,411
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	4,397,850
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	Aa2 (4)	7,213,396
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XF2223, Formerly Tender Option Bond Trust 14021:
1,323	9.396%, 8/15/24 (Pre-refunded 8/15/22), 144A (IF)	8/22 at 100.00	N/R (4)	1,385,980
6,177	9.396%, 8/15/24, 144A (IF)	8/22 at 100.00	Aa2	6,474,020
59,080	Total Massachusetts			66,341,233
	Michigan – 14.7% (9.3% of Total Investments)
315	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34	11/27 at 102.00	BB	348,204
840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/24	No Opt. Call	Aa3	913,735
4,150	Bloomfield Hills Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 4.000%, 5/01/50	5/30 at 100.00	Aa1	4,735,607
895	Bloomfield Township, Michigan, General Obligation Bonds, Refunding Series 2016, 5.000%, 5/01/28	5/26 at 100.00	AAA	1,036,374

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,000	Boyne City Public School District, Charlevoix and Antrim Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/39 – AGM Insured	5/30 at 100.00	AA	$1,152,500
4,445	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	5,096,904
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,224,869
6,525	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 4.000%, 5/01/50	5/30 at 100.00	AA	7,419,251
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A+	1,328,885
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	3/22 at 100.00	B	912,550
2,000	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%, 2/15/47	2/27 at 100.00	Ba1	2,223,640
4,400	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	4,735,808
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	5,441,647
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A2	3,317,920
15	Detroit, Michigan, Water Supply System Revenue Bonds, Refunding Second Lien Series 2004A, 5.000%, 7/01/34 – AGM Insured	3/22 at 100.00	A+	15,063
1,700	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	1,998,945
	Eastern Michigan University, General Revenue Bonds, Refunding Series 2017A:
1,100	5.000%, 3/01/33 – BAM Insured	3/27 at 100.00	A2	1,274,669
2,270	5.000%, 3/01/36 – BAM Insured	3/27 at 100.00	A2	2,625,278
11,165	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	A2	12,296,126
1,045	Ferndale Public School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2021A, 4.000%, 5/01/42	5/31 at 100.00	AA	1,218,104
	Ferris State University, Michigan, General Revenue Bonds, Series 2020A:
1,000	4.000%, 10/01/39	10/29 at 100.00	A+	1,132,630
350	4.000%, 10/01/40	10/29 at 100.00	A+	395,808
	Genesee County, Michigan, Sewage Disposal System Revenue Bonds, Interceptors & Treatment Facilties, Series 2020A:
200	4.000%, 6/01/36 – BAM Insured	6/29 at 100.00	AA	226,570
200	4.000%, 6/01/37 – BAM Insured	6/29 at 100.00	AA	226,414
200	4.000%, 6/01/38 – BAM Insured	6/29 at 100.00	AA	226,040
200	4.000%, 6/01/39 – BAM Insured	6/29 at 100.00	AA	225,748
220	4.000%, 6/01/40 – BAM Insured	6/29 at 100.00	AA	247,955

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
$7,955	0.000%, 12/01/22	No Opt. Call	AAA	$7,916,498
8,260	0.000%, 12/01/23	No Opt. Call	AAA	8,112,724
8,575	0.000%, 12/01/24	No Opt. Call	AAA	8,293,054
8,900	0.000%, 12/01/25	No Opt. Call	AAA	8,456,335
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,794,980
100	0.000%, 12/01/27	No Opt. Call	AAA	91,103
4,305	0.000%, 12/01/29	No Opt. Call	AAA	3,745,092
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,205	5.000%, 5/01/28 – AGM Insured	5/26 at 100.00	A3	4,812,833
1,000	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	A3	1,129,560
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	A3	1,209,230
1,100	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	A3	1,322,519
1,850	5.000%, 11/01/43 – AGM Insured	5/29 at 100.00	A3	2,207,901
	Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue Bonds, Improvement & Refunding Series 2020:
2,000	5.000%, 1/01/45	1/30 at 100.00	AA	2,439,260
1,000	4.000%, 1/01/50	1/30 at 100.00	AA	1,125,020
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,000	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,076,580
1,000	5.000%, 1/01/33 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,076,580
1,000	5.000%, 1/01/34 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,076,580
1,855	5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	AA (4)	1,997,056
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018:
2,500	5.000%, 1/01/43	1/28 at 100.00	AA	2,927,400
1,055	5.000%, 1/01/48	1/28 at 100.00	AA	1,228,147
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2020:
2,400	5.000%, 1/01/40 (UB) (6)	1/30 at 100.00	AA	2,952,360
1,870	5.000%, 1/01/45 (UB) (6)	1/30 at 100.00	AA	2,280,708
3,000	5.000%, 1/01/50 (UB) (6)	1/30 at 100.00	AA	3,639,690
	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2019A:
1,720	5.000%, 7/01/36	7/28 at 100.00	A1	2,051,891
1,995	5.000%, 7/01/39	7/28 at 100.00	A1	2,372,614
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	549,855

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,005	Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32	7/26 at 100.00	A2	$1,154,735
	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C:
6,245	5.000%, 7/01/32	7/26 at 100.00	A1	7,195,676
10,000	5.000%, 7/01/35	7/26 at 100.00	A1	11,513,000
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A1	31,690,423
	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020-I:
2,040	4.000%, 5/01/45	5/30 at 100.00	AA	2,332,577
7,615	4.000%, 5/01/49	5/30 at 100.00	AA	8,664,195
1,265	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, Series 2017, 5.000%, 5/01/30	5/27 at 100.00	Aa3	1,486,324
1,675	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017, 5.000%, 4/01/30	4/27 at 100.00	AA+	1,967,974
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2016:
1,000	5.000%, 6/01/31	6/26 at 100.00	AAA	1,155,650
1,445	5.000%, 6/01/34	6/26 at 100.00	AAA	1,664,640
	Kent County, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2017A:
1,570	5.000%, 6/01/36	6/27 at 100.00	AAA	1,851,705
1,650	5.000%, 6/01/37	6/27 at 100.00	AAA	1,945,136
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/34	1/25 at 100.00	AAA	1,131,723
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	3,803,367
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	1,068,210
1,020	5.000%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	1,089,574
	Lake Superior State University Board of Trustees, Michigan, General Revenue Bonds, Series 2018:
2,395	5.000%, 1/15/38 – AGM Insured	1/28 at 100.00	AA	2,791,085
4,000	5.000%, 1/15/43 – AGM Insured	1/28 at 100.00	AA	4,632,040
7,100	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	8,566,434
9,600	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A, 5.000%, 7/01/51	7/31 at 100.00	AA-	12,028,800

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2016I:
$2,085	5.000%, 5/01/38	5/26 at 100.00	AA	$2,367,955
2,200	5.000%, 5/01/41	5/26 at 100.00	AA	2,484,086
	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Unlimited Tax, Series 2019:
1,325	5.000%, 5/01/40	5/29 at 100.00	AA	1,597,950
1,000	5.000%, 5/01/41	5/29 at 100.00	AA	1,204,530
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	2,315,874
	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
75	5.000%, 7/01/32	7/26 at 100.00	AA-	86,417
500	5.000%, 7/01/33	7/26 at 100.00	AA-	576,115
1,500	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,782,960
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
12,980	4.000%, 11/01/50	11/30 at 100.00	Aa3	14,592,765
10,000	4.000%, 11/01/55	11/30 at 100.00	Aa3	11,154,100
18,875	4.000%, 11/01/55	11/30 at 100.00	Aa3	21,242,680
3,500	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Kalamazoo College Project, Refunding Series 2018, 5.000%, 12/01/43	12/28 at 100.00	A3	4,165,420
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	1,938,171
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	5,588,070
9,295	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	10,219,667
4,850	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39 (Pre-refunded 6/01/24)	6/24 at 100.00	A+ (4)	5,293,726
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series 2013, 5.000%, 8/15/31	8/23 at 100.00	A+	4,169,612
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A	6,669,091
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A	3,093,720
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
2,000	5.000%, 10/01/24	10/23 at 100.00	AA-	2,129,880
2,000	5.000%, 10/01/25	10/24 at 100.00	AA-	2,204,440
11,025	5.000%, 10/01/39	10/24 at 100.00	AA-	12,093,984

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C:
$4,665	5.000%, 7/01/34	7/25 at 100.00	A2	$5,201,942
1,070	5.000%, 7/01/35	7/25 at 100.00	A2	1,190,140
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	A1	1,631,205
1,625	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A1	1,765,124
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	1,324,635
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
175	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (4)	201,999
11,825	5.000%, 12/01/45	6/26 at 100.00	AA-	13,387,910
12,520	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36	12/27 at 100.00	AA-	13,895,322
1,900	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30	6/27 at 100.00	AA-	2,217,566
6,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	7,577,144
3,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2022A-MI, 4.000%, 12/01/47	12/31 at 100.00	N/R	3,410,880
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A+	1,033,180
1,000	5.000%, 11/01/26	11/22 at 100.00	A+	1,033,110
3,750	5.000%, 11/01/42	11/22 at 100.00	A+	3,864,113
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	3,045,780
1,135	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA (4)	1,168,789
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013:
1,955	5.000%, 10/01/22	No Opt. Call	AAA	2,013,591
3,200	5.000%, 10/01/25 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA (4)	3,295,264
11,730	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	14,346,376
10,330	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	11,353,703
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2, 4.625%, 10/01/41 (Pre-refunded 4/01/22)	4/22 at 100.00	AA (4)	1,737,041

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D, 4.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AA (4)	$1,005,960
210	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	3/22 at 100.00	N/R	210,321
1,845	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2013-I-A, 5.000%, 10/15/29	10/23 at 100.00	AA-	1,969,777
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
2,085	5.000%, 4/15/31 (Pre-refunded 10/15/25)	10/25 at 100.00	N/R (4)	2,370,082
14,915	5.000%, 4/15/31	10/25 at 100.00	AA-	16,859,170
5,615	5.000%, 4/15/38	10/25 at 100.00	AA-	6,305,813
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 10/15/46	10/26 at 100.00	AA-	2,815,675
1,505	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John's Health System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)	3/22 at 100.00	N/R (4)	1,647,298
3,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	3,045,270
7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA	8,228,032
4,165	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	4,966,346
1,950	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	Aa2	2,155,257
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	3/22 at 100.00	AA	4,015,360
15,330	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%, 11/15/45 (UB) (6)	11/30 at 100.00	Aa2	17,474,820
4,790	Mona Shores Public Schools, Muskegon County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/48	5/29 at 100.00	Aa1	5,712,219
7,500	Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50 (UB) (6)	5/30 at 100.00	AA	9,110,250
500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 – NPFG Insured	No Opt. Call	Aa2	506,980
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility Series 2013I, 5.000%, 5/01/38	5/24 at 100.00	AA	3,170,027
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1, Refunding Series 2015:
1,350	5.000%, 11/01/33	11/25 at 100.00	AA	1,530,981
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	1,952,443
	Northern Michigan University, General Revenue Bonds, Series 2018A:
400	5.000%, 12/01/33	6/28 at 100.00	A	476,340
650	5.000%, 12/01/35	6/28 at 100.00	A	772,551
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	5,800,635
5,400	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	6,087,528

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$5,380	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	$5,766,768
1,510	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA	1,790,966
810	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A	925,466
1,435	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	1,546,959
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2015, 5.000%, 5/01/26	5/25 at 100.00	AA	618,618
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
2,000	5.000%, 4/01/34	4/27 at 100.00	AAA	2,366,020
2,000	5.000%, 4/01/35	4/27 at 100.00	AAA	2,363,660
1,065	5.000%, 4/01/36	4/27 at 100.00	AAA	1,257,861
2,000	5.000%, 4/01/42	4/27 at 100.00	AAA	2,348,040
5,000	5.000%, 4/01/47	4/27 at 100.00	AAA	5,851,300
7,200	5.000%, 4/01/47 (UB) (6)	4/27 at 100.00	AAA	8,425,872
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,322,960
	University of Michigan, General Revenue Bonds, Series 2015:
5,735	5.000%, 4/01/40 (UB) (6)	4/26 at 100.00	AAA	6,534,860
2,400	5.000%, 4/01/46 (UB) (6)	4/26 at 100.00	AAA	2,732,640
2,150	University of Michigan, General Revenue Bonds, Series 2020A, 4.000%, 4/01/45	4/30 at 100.00	AAA	2,450,312
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/40 (Pre-refunded 11/01/23)	11/23 at 100.00	Aa1 (4)	1,712,336
2,000	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/49	5/29 at 100.00	Aa1	2,433,520
2,500	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/45	5/30 at 100.00	Aa1	3,063,950
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A-	1,182,040
4,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	A	4,136,520
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A-	2,470,754
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	A+	3,943,460
5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/43	11/28 at 100.00	A+	5,899,600
2,810	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/35	11/29 at 100.00	A+	3,428,256
2,590	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/36 – AGM Insured	5/27 at 100.00	A1	3,023,203

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
$750	5.250%, 11/15/33 (Pre-refunded 11/15/23) – AGM Insured	11/23 at 100.00	Aa3 (4)	$807,833
4,250	5.000%, 11/15/39 (Pre-refunded 11/15/23) – AGM Insured	11/23 at 100.00	Aa3 (4)	4,558,933
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	A	1,658,355
850	5.000%, 11/15/45	5/25 at 100.00	A	939,735
3,335	Western Michigan University, General Revenue Bonds, Refunding Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	A	3,977,021
700	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	751,205
2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/44 – BAM Insured	10/25 at 100.00	AA	3,005,748
594,550	Total Michigan			662,766,015
	Minnesota – 2.5% (1.6% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	298,617
3,565	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A, 5.250%, 6/15/56	6/29 at 100.00	N/R	3,396,162
730	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Taxable Series 2021B, 6.000%, 6/15/31	6/29 at 100.00	N/R	742,220
350	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019, 4.000%, 9/01/39	9/26 at 102.00	N/R	339,230
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/41	10/24 at 102.00	N/R	4,183,343
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,875	3.500%, 8/01/25, 144A	8/22 at 100.00	N/R	1,886,887
1,000	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,009,000
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
3,750	5.000%, 2/15/48	2/28 at 100.00	A-	4,345,125
8,250	5.000%, 2/15/53	2/28 at 100.00	A-	9,518,107
5,240	5.250%, 2/15/53	2/28 at 100.00	A-	6,180,528
5,500	5.000%, 2/15/58	2/28 at 100.00	A-	6,335,340
295	Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41	6/29 at 102.00	N/R	295,327
9,840	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41	2/27 at 100.00	AAA	10,764,763
2,800	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 4.000%, 2/01/37	2/27 at 100.00	AAA	3,056,172
1,010	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021, 4.000%, 11/15/40	11/31 at 100.00	AA-	1,165,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
$2,530	4.000%, 11/15/48	11/28 at 100.00	A3	$2,778,775
3,395	5.000%, 11/15/49	11/28 at 100.00	A3	3,994,285
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	A+	4,064,025
5,000	5.000%, 1/01/46	1/27 at 100.00	A+	5,785,100
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021A:
265	3.000%, 8/01/35	8/31 at 100.00	Aa2	281,271
280	3.000%, 8/01/37	8/31 at 100.00	Aa2	296,145
650	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B, 3.000%, 8/01/35	8/31 at 100.00	Aa2	689,910
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C:
1,000	4.000%, 8/01/38	8/31 at 100.00	Aa2	1,174,500
1,500	4.000%, 8/01/43	8/31 at 100.00	Aa2	1,730,670
2,855	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	Aa3	3,245,907
4,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019, 4.000%, 5/01/49	5/29 at 100.00	A2	4,429,920
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/40	9/30 at 100.00	BB+	1,147,030
5,850	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 6.000%, 9/01/51	9/26 at 100.00	BB+	6,598,332
4,170	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	4,315,033
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	A	3,350,610
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
595	4.000%, 11/15/35	11/27 at 100.00	A3	657,630
1,470	4.000%, 11/15/43	11/27 at 100.00	A3	1,617,985
850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	872,423
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	4,088,953
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	6,045,281

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
$300	5.000%, 8/01/32	8/24 at 102.00	N/R	$320,805
150	5.000%, 8/01/33	8/24 at 102.00	N/R	160,251
250	5.000%, 8/01/35	8/24 at 102.00	N/R	266,710
600	4.000%, 8/01/39	8/24 at 102.00	N/R	619,956
2,000	5.000%, 8/01/49	8/24 at 102.00	N/R	2,115,240
102,615	Total Minnesota			114,163,068
	Mississippi – 0.3% (0.2% of Total Investments)
11,465	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa2	12,572,404
	Missouri – 4.8% (3.0% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	2,661,955
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Ba1	2,621,831
4,590	5.000%, 8/01/35	8/26 at 100.00	Ba1	5,098,480
640	4.000%, 8/01/38	8/26 at 100.00	Ba1	677,075
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
2,860	5.000%, 10/01/42	10/27 at 100.00	BBB+	3,304,558
1,000	5.000%, 10/01/47	10/27 at 100.00	BBB+	1,148,000
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A2	7,511,611
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A2	4,134,600
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,811,006
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	5,071,304
1,585	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A, 5.000%, 4/01/39	4/31 at 100.00	A2	1,947,632
2,700	Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%, 11/01/38	11/29 at 100.00	N/R	2,758,266
5,385	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B, 5.000%, 5/01/49	5/30 at 100.00	AA+	6,545,198
3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	3,127,290
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%, 11/15/35	5/26 at 100.00	A+	1,530,441

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$5,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2020, 4.000%, 11/15/50	11/30 at 100.00	A+	$5,594,350
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A1	1,625,470
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	12,670,662
3,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	3,894,576
12,975	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46	7/31 at 100.00	AA	14,657,857
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	1,590,315
14,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (6)	1/28 at 100.00	AA	15,315,860
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	18,374,849
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A:
4,165	4.000%, 11/15/44	5/29 at 100.00	A2	4,637,353
4,220	4.000%, 11/15/49	5/29 at 100.00	A2	4,654,998
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
2,220	5.000%, 11/15/42	11/27 at 100.00	A+	2,588,675
3,000	5.000%, 11/15/47	11/27 at 100.00	A+	3,498,210
25,150	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53	6/30 at 100.00	A+	28,088,526
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	A+	3,172,020
10,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42	5/25 at 102.00	A+	10,795,600
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
1,540	5.000%, 2/01/35	2/24 at 100.00	BBB	1,629,998
2,000	5.000%, 2/01/44	2/24 at 100.00	BBB	2,106,420
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	1,257,801
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34	2/26 at 100.00	BBB	775,453
1,700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42	2/24 at 104.00	BBB	1,857,590

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C:
$1,500	5.000%, 2/01/42	2/29 at 102.00	BBB	$1,769,880
1,000	4.000%, 2/01/48	2/29 at 100.00	BBB	1,079,070
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A, 4.000%, 10/01/48	4/29 at 100.00	A1	552,715
7,085	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A, 5.000%, 12/01/34	6/26 at 100.00	A2	8,100,918
2,415	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019, 4.000%, 12/01/41	12/25 at 100.00	AA+	2,584,871
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA+	1,832,299
2,535	5.000%, 12/01/32	12/25 at 100.00	AA+	2,886,427
220	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	231,570
7,250	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.250%, 9/01/53	9/25 at 103.00	BB+	7,995,155
725	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	702,424
199,835	Total Missouri			217,471,159
	Montana – 0.4% (0.2% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47	5/25 at 102.00	N/R	1,572,616
4,965	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	BBB	5,639,644
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/41	2/27 at 100.00	A+	2,954,616
3,310	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,874,090
1,825	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	2,161,384
14,155	Total Montana			16,202,350
	Nebraska – 1.3% (0.9% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB+	2,685,264
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
1,200	4.000%, 11/15/39	11/30 at 100.00	A1	1,374,168
1,625	4.000%, 11/15/40	11/30 at 100.00	A1	1,856,221
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%, 11/15/47	5/27 at 100.00	A1	3,465,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
$3,500	5.000%, 11/01/45	11/25 at 100.00	A	$3,893,120
1,400	5.000%, 11/01/48	11/25 at 100.00	A	1,557,248
5,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2021A, 4.000%, 7/01/46	1/32 at 100.00	A2	5,674,200
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	AA (4)	4,104,840
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,462,868
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,283,920
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
1,000	5.000%, 7/01/32	7/25 at 100.00	BBB	1,104,510
820	5.000%, 7/01/33	7/25 at 100.00	BBB	905,510
2,000	5.000%, 7/01/34	7/25 at 100.00	BBB	2,207,640
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 4/01/38	10/26 at 100.00	A	5,883,245
6,000	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2022, 4.000%, 12/15/47	12/32 at 100.00	N/R	7,022,400
12,500	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Series 2021A, 4.000%, 7/15/59	7/31 at 100.00	AA	14,181,000
53,925	Total Nebraska			60,661,394
	Nevada – 1.9% (1.2% of Total Investments)
6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	A-	6,942,701
4,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018A, 4.000%, 6/15/37	6/28 at 100.00	A+	4,488,840
7,525	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	8,856,172
365	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	396,197
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,476,203
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,633,458
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,822,207
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	3,082,206

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
$5,000	5.000%, 6/01/32	12/24 at 100.00	AA	$5,516,150
10,000	5.000%, 6/01/33	12/24 at 100.00	AA	11,026,500
6,620	5.000%, 6/01/39	12/24 at 100.00	AA	7,251,018
11,915	5.000%, 6/01/39 (UB) (6)	12/24 at 100.00	AA	13,050,738
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust 2015-XF0233:
1,000	18.168%, 12/01/22, 144A (IF) (6)	1/30 at 0.00	AA	1,381,310
3,995	18.258%, 12/01/22, 144A (IF) (6)	1/30 at 0.00	AA	5,517,375
1,250	18.269%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA	1,726,637
1,250	18.269%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA	1,726,637
2,500	18.269%, 6/01/39, 144A (IF) (6)	12/24 at 100.00	AA	3,453,275
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA	4,156,908
74,955	Total Nevada			85,504,532
	New Hampshire – 0.2% (0.1% of Total Investments)
1,335	National Finance Authority, New Hampshire, Hospital Facilities Revenue Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%, 5/01/45	5/31 at 100.00	AA	1,511,527
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A2	1,729,515
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,115	5.000%, 8/01/36	2/28 at 100.00	A	1,325,211
2,935	5.000%, 8/01/37	2/28 at 100.00	A	3,488,688
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	1,627,038
7,995	Total New Hampshire			9,681,979
	New Jersey – 6.4% (4.1% of Total Investments)
10,600	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB	11,958,708
6,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Montclair Properties LLC, Montclair State University Student Housing Project, Refunding Series 2017, 5.000%, 6/01/42 – AGM Insured	6/27 at 100.00	A2	7,002,720
20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30 (Pre-refunded 12/15/26)	12/26 at 100.00	BBB (4)	24,895,866
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU:
5,515	5.000%, 6/15/30 (Pre-refunded 6/15/24)	6/24 at 100.00	BBB (4)	6,007,545
935	5.000%, 6/15/40 (Pre-refunded 6/15/24)	6/24 at 100.00	N/R (4)	1,020,805
4,065	5.000%, 6/15/40	6/24 at 100.00	BBB	4,398,005
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, 5.000%, 6/15/43	12/28 at 100.00	BBB	1,161,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$2,550	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50	12/30 at 100.00	BBB	$2,770,295
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/22 at 100.00	BB+	2,026,585
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	2,927,200
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	764,100
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	12,559,004
12,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51	7/31 at 100.00	AA-	13,562,280
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	772,215
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,490,877
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	8,914,050
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB	4,530,800
16,495	0.000%, 12/15/33	No Opt. Call	BBB	11,848,688
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
1,815	0.000%, 12/15/26 – BHAC Insured	No Opt. Call	AA+	1,674,301
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	BBB	8,092,400
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	28,572,200
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB	30,424,050
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB	6,519,200
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	BBB	5,350,300
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	BBB (4)	1,016,680
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.500%, 6/15/39	6/23 at 100.00	BBB	7,914,150
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/32	12/29 at 100.00	BBB	5,996,400
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/44	12/28 at 100.00	BBB	5,436,250
15,450	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/45	12/30 at 100.00	BBB	16,940,152
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	16,100,980
1,160	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	1,311,090

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
$489	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	A2 (4)	$526,428
826	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (6)	7/22 at 100.00	N/R (4)	888,065
1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G, 4.000%, 1/01/33	1/28 at 100.00	A2	1,695,915
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa3	2,852,430
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	2,105,900
910	5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	958,185
3,905	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	Baa2	4,658,548
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
10,355	5.000%, 6/01/46	6/28 at 100.00	BBB+	11,629,390
4,710	5.250%, 6/01/46	6/28 at 100.00	BBB+	5,372,038
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,912,796
302,035	Total New Jersey			289,559,031
	New Mexico – 0.2% (0.1% of Total Investments)
7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 4.000%, 8/01/48	8/29 at 100.00	Aa3	8,479,776
	New York – 9.0% (5.7% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	Ba1	3,347,680
	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A:
900	5.000%, 7/01/50 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (4)	1,012,878
11,930	5.000%, 7/01/50	7/25 at 100.00	BBB+	13,257,332
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (4)	3,260,640
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	4,236,840
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/33, 144A	6/27 at 100.00	BBB-	1,157,710
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C:
5	5.000%, 2/15/36 (Pre-refunded 2/15/25)	2/25 at 100.00	N/R (4)	5,574
14,070	5.000%, 2/15/36	2/25 at 100.00	Aa2	15,526,948
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4, 5.000%, 3/15/45	3/29 at 100.00	Aa2	15,090,125

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
$9,000	4.000%, 2/15/47	2/30 at 100.00	Aa2	$9,959,760
10,915	5.000%, 2/15/48	2/30 at 100.00	Aa2	13,137,294
20,000	4.000%, 2/15/49	2/30 at 100.00	Aa2	22,100,600
10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru 5, 4.000%, 3/15/48	9/30 at 100.00	Aa2	11,123,900
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	13,262,400
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,103,091
780	5.000%, 9/01/44	9/24 at 100.00	A	846,238
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/37	9/28 at 100.00	A	6,099,600
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
345	5.000%, 9/01/42	9/22 at 100.00	A	353,449
5,010	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	5,140,711
9,745	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	9,999,247
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	1,059,210
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	7,613,199
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	5,862,800
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 4.000%, 6/15/50	12/30 at 100.00	AA+	13,469,040
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36	7/27 at 100.00	Aa3	3,896,655
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,239,700
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41	5/28 at 100.00	Aa1	5,971,100
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40	8/28 at 100.00	Aa1	12,022,500
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/43	11/30 at 100.00	Aa1	5,671,100
4,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45	8/31 at 100.00	Aa1	5,168,259
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA-	2,381,092
10,370	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/40	8/29 at 100.00	AA-	11,578,416

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,500	New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1, 4.000%, 3/01/44	3/30 at 100.00	AA-	$3,876,495
1,910	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/41	8/30 at 100.00	AA-	2,145,446
11,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 5.000%, 3/01/50	3/31 at 100.00	AA-	13,305,600
12,000	New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1, 4.000%, 8/01/50	8/31 at 100.00	AA-	13,357,320
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	3/22 at 100.00	AA-	10,045
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	3/22 at 100.00	AA-	5,025
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	25,726,199
1,590	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021, 4.000%, 2/15/43	2/30 at 100.00	N/R	1,761,784
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Tender Option Bond Trust, 13.638%, 6/15/26, 144A (IF) (6)	6/22 at 100.00	AAA	4,252,751
10,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.250%, 1/01/56	1/26 at 100.00	A-	11,331,300
10,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1, 4.000%, 3/15/54	3/31 at 100.00	AA+	11,111,800
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A:
15,440	4.000%, 3/15/45	9/30 at 100.00	Aa2	17,254,972
13,595	4.000%, 3/15/49	9/30 at 100.00	Aa2	15,126,613
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/49	9/30 at 100.00	Aa2	5,563,300
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	2,144,448
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	A+	4,201,202
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	5,509,250
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	8,404,217
1,105	0.000%, 11/15/32	No Opt. Call	A+	840,728
6,800	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51	5/31 at 100.00	AA-	8,324,968
12,195	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	15,044,606
5,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	5,356,550
366,040	Total New York			404,609,707

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 7.0% (4.4% of Total Investments)
	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013:
$2,950	5.000%, 4/01/33	4/22 at 100.00	BBB+	$2,971,918
1,000	5.125%, 4/01/43	4/22 at 100.00	BBB+	1,007,630
1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/25 (Pre-refunded 4/01/22)	4/22 at 100.00	AA- (4)	1,153,794
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,180,068
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,740,192
4,645	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	5,240,489
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	AA	1,085,450
730	5.000%, 6/01/31	6/24 at 100.00	AA	792,203
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	Aa3	3,120,615
3,000	5.000%, 7/01/28	7/24 at 100.00	Aa3	3,267,660
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,365	5.000%, 7/01/42 (UB) (6)	7/27 at 100.00	Aa3	1,608,134
5,390	5.000%, 7/01/47 (UB) (6)	7/27 at 100.00	Aa3	6,338,101
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,255,512
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,057,848
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,608,906
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018:
2,055	5.000%, 7/01/44	7/28 at 100.00	AAA	2,476,480
16,865	5.000%, 7/01/44 (UB) (6)	7/28 at 100.00	AAA	20,324,011
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018A, 5.000%, 1/15/36	1/29 at 100.00	AA-	4,849,440
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B, 5.000%, 6/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	2,116,817
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	978,161
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41 (Pre-refunded 10/01/23)	10/23 at 100.00	AA- (4)	5,336,750
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA-	2,631,182

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$4,750	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa1	$5,254,497
2,000	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42 (Pre-refunded 4/01/28)	4/28 at 100.00	Aa2 (4)	2,419,080
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015, 5.000%, 10/01/31	10/25 at 100.00	AA	567,845
217	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	221,021
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2012:
1,065	5.000%, 4/01/29 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,073,083
1,165	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,173,842
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	1,007,590
200	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	A+ (4)	201,518
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/28 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa2 (4)	1,552,438
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	BBB	4,327,556
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 5.000%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	532,730
6,140	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47 (Pre-refunded 10/01/27)	10/27 at 100.00	N/R (4)	7,303,223
1,800	North Carolina Agricultural & Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	2,031,156
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 7/01/42	10/26 at 100.00	AA+	4,473,144
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
1,605	5.000%, 10/01/55 (Pre-refunded 10/01/25)	10/25 at 100.00	AA+ (4)	1,825,286
9,485	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (6)	10/25 at 100.00	AA+ (4)	10,786,816
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	Baa2	1,617,829
1,000	5.000%, 4/01/33	4/23 at 100.00	Baa2	1,037,340
5,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%, 1/01/37	7/26 at 100.00	Aa3	5,433,900
2,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	Aa3	2,934,650
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	3,566,325
22,210	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49	1/30 at 100.00	A2	24,510,512
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37	10/24 at 102.00	N/R	2,896,827

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A, 5.000%, 10/01/27 (Pre-refunded 10/01/22)	10/22 at 100.00	A3 (4)	$2,445,704
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37	11/26 at 100.00	A	3,036,741
1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016D, 5.000%, 6/01/29	6/26 at 100.00	AA	1,425,288
7,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2 (4)	7,106,820
12,775	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	14,378,773
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	A2	2,216,120
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A2	3,093,000
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
2,000	5.000%, 10/01/27 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	2,058,180
6,800	5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	6,997,812
1,500	5.000%, 10/01/38 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	1,543,125
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	BBB+	2,972,749
450	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	479,921
500	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	550,300
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,755,939
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,700,535
760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	874,129
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	2,157,784
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,434,000
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
2,000	5.000%, 5/01/29 (UB) (6)	5/27 at 100.00	AA+	2,356,640
4,000	5.000%, 5/01/30 (UB) (6)	5/27 at 100.00	AA+	4,703,000

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
$835	0.000%, 7/01/28	7/26 at 91.99	Baa3	$687,481
800	0.000%, 7/01/30	7/26 at 83.69	Baa3	596,264
850	0.000%, 7/01/31	7/26 at 79.58	Baa3	600,840
2,400	0.000%, 7/01/33	7/26 at 71.99	Baa3	1,532,640
3,160	0.000%, 7/01/36	7/26 at 61.63	Baa3	1,720,904
3,100	0.000%, 7/01/37	7/26 at 58.52	Baa3	1,597,740
1,900	0.000%, 7/01/40	7/26 at 50.36	Baa3	839,781
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	Baa3	443,384
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/40	1/29 at 100.00	BBB	1,174,520
2,200	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	BBB	2,554,816
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	BBB	122,411
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	BBB	3,360,831
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	BBB	1,715,317
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	BBB	1,718,193
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	BBB	5,115,246
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	BBB	958,440
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A2	3,396,562
	Orange County Public Facilities Company, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
200	5.000%, 10/01/27	No Opt. Call	AA+	239,210
150	5.000%, 10/01/28	10/27 at 100.00	AA+	178,850
400	5.000%, 10/01/30	10/27 at 100.00	AA+	474,584
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA (4)	5,232,500
3,785	5.000%, 3/01/43 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA (4)	3,961,002
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/46	3/27 at 100.00	AAA	5,511,550
1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	1,168,790
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (4)	1,068,210
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,316,926
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,439,128

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$650	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/30	5/26 at 100.00	AA-	$750,113
	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017:
300	5.000%, 9/01/32	9/27 at 100.00	A	352,686
1,250	4.000%, 9/01/35	9/27 at 100.00	A	1,394,775
1,265	4.000%, 9/01/36	9/27 at 100.00	A	1,412,588
1,000	4.000%, 9/01/37	9/27 at 100.00	A	1,118,550
1,100	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	Aa2	1,238,105
	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019:
1,360	5.000%, 2/01/45	No Opt. Call	Aa3	1,860,086
840	5.000%, 2/01/49	No Opt. Call	Aa3	1,165,500
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45 (Pre-refunded 4/01/25)	4/25 at 100.00	A+ (4)	895,128
170	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	A+	201,452
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32 (Pre-refunded 4/01/24)	4/24 at 100.00	A+ (4)	2,246,881
1,175	5.000%, 4/01/33 (Pre-refunded 4/01/24)	4/24 at 100.00	A+ (4)	1,275,404
1,385	5.000%, 4/01/35 (Pre-refunded 4/01/24)	4/24 at 100.00	A+ (4)	1,503,348
4,735	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/42	10/27 at 100.00	A+	5,598,759
1,415	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017, 5.000%, 4/01/31	4/28 at 100.00	A+	1,683,086
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	A+	1,083,990
3,065	5.000%, 4/01/39	4/24 at 100.00	A+	3,322,429
4,765	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	A+	5,596,874
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	4.000%, 10/01/39	10/29 at 100.00	Aa3	1,137,180
1,500	4.000%, 10/01/44	10/29 at 100.00	Aa3	1,691,685
1,845	4.000%, 10/01/49	10/29 at 100.00	Aa3	2,067,452
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Aa3	1,398,150
296,887	Total North Carolina			315,896,470
	North Dakota – 1.0% (0.6% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	5,161,534

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
$1,000	5.000%, 12/01/37	12/27 at 100.00	BBB-	$1,163,100
8,525	5.000%, 12/01/42	12/27 at 100.00	BBB-	9,856,434
7,070	4.000%, 12/01/47	12/27 at 100.00	BBB-	7,675,687
1,800	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021, 4.000%, 12/01/51	12/31 at 100.00	BBB-	1,995,336
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	925,578
500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%, 12/01/24	No Opt. Call	N/R	525,545
2,000	University of North Dakota, Certificates of Participation, Housing Infrastructure Project, Series 2021A, 4.000%, 6/01/46 – AGM Insured	6/30 at 100.00	A1	2,235,640
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
11,065	5.000%, 6/01/43	6/28 at 100.00	BBB-	12,635,234
2,610	5.000%, 6/01/48	6/28 at 100.00	BBB-	2,962,011
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (8)	9/23 at 100.00	N/R	766,800
41,970	Total North Dakota			45,902,899
	Ohio – 6.5% (4.1% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	BBB+	3,460,165
8,255	5.250%, 11/15/46	11/26 at 100.00	BBB+	9,454,121
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	323,885
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
860	4.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	867,757
650	5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	657,469
800	5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	809,192
11,940	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement Series 2015A, 5.000%, 11/01/43	11/24 at 100.00	A+	13,062,121
8,655	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/38	2/28 at 100.00	A+	9,605,059
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/42	6/27 at 100.00	A+	3,189,808
25,315	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,971,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$990	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	$1,069,279
41,930	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	46,120,484
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	14,851,492
5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,547,500
	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014:
7,060	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	A1 (4)	7,456,066
10,480	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	11,067,928
	Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021:
300	4.000%, 7/01/37	7/31 at 100.00	A3	345,684
300	4.000%, 7/01/38	7/31 at 100.00	A3	344,976
350	4.000%, 7/01/39	7/31 at 100.00	A3	401,828
1,000	4.000%, 7/01/51	7/31 at 100.00	A3	1,126,610
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 4.000%, 12/01/38	6/26 at 100.00	AA	5,619,985
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	6,128,498
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	1,481,496
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A:
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB-	1,627,500
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB-	1,212,546
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016:
3,425	5.000%, 1/01/46	1/26 at 100.00	BBB-	3,668,244
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB-	6,414,660
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
6,920	5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	Aa3 (4)	7,195,485
14,850	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (6)	1/23 at 100.00	Aa3 (4)	15,441,178
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
875	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	Aa3 (4)	1,014,353
1,050	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	Aa3 (4)	1,217,223

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$5,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/45	8/28 at 100.00	A2	$5,947,600
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,565,040
7,065	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/51	2/31 at 100.00	A2	7,924,245
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 11/15/49 (Pre-refunded 11/15/24)	11/24 at 100.00	AA+ (4)	23,262,330
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2018A, 5.000%, 12/01/48	6/28 at 100.00	A2	10,954,896
7,550	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 5.800%, 2/15/36 (5)	2/31 at 100.00	A+	9,189,483
19,515	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	A+ (4)	20,380,490
9,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A, 4.000%, 2/15/46	2/28 at 100.00	A+	9,975,960
4,255	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49	12/29 at 100.00	A-	5,048,260
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB-	138,465
130	6.000%, 12/01/42	12/22 at 100.00	BB-	133,292
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured	No Opt. Call	Aa3	4,904,311
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	3,913,468
289,765	Total Ohio			294,092,102
	Oklahoma – 0.3% (0.2% of Total Investments)
1,165	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019, 5.000%, 9/01/45	9/29 at 100.00	Baa1	1,387,398
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,205	5.250%, 8/15/48	8/28 at 100.00	BB+	2,621,260
2,700	5.500%, 8/15/52	8/28 at 100.00	BB+	3,244,887
4,570	5.500%, 8/15/57	8/28 at 100.00	BB+	5,483,040
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,256,524
11,765	Total Oklahoma			13,993,109

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 2.3% (1.4% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A:
$760	5.000%, 6/15/38	6/27 at 100.00	Aa1	$889,869
2,750	5.000%, 6/15/39	6/27 at 100.00	Aa1	3,215,300
1,185	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A, 5.375%, 11/15/55	11/25 at 102.00	N/R	1,284,741
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,533,853
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	1,993,486
2,000	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%, 8/01/49	8/30 at 100.00	AA-	2,283,220
7,955	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A+	8,981,593
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
6,275	5.000%, 10/01/35	10/26 at 100.00	BBB+	7,181,486
140	5.000%, 10/01/46 (Pre-refunded 10/01/26)	10/26 at 100.00	N/R (4)	162,347
2,120	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,390,830
	Oregon Health and Science University, Revenue Bonds, Green Series 2021A:
8,150	4.000%, 7/01/44	1/32 at 100.00	N/R	9,286,599
12,075	4.000%, 7/01/51	1/32 at 100.00	N/R	13,596,329
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	Aa1 (4)	9,536,214
30,870	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/49	5/29 at 100.00	A+	34,400,911
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Healthl Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	5,908,488
500	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36, 144A	5/29 at 100.00	A3	596,395
91,950	Total Oregon			103,241,661
	Pennsylvania – 5.9% (3.7% of Total Investments)
15,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47	4/28 at 100.00	A	17,468,850
2,765	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B, 4.000%, 6/01/50	12/30 at 100.00	A+	3,168,303

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
$3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	$3,118,687
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	3,078,063
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	3,028,880
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	2,919,416
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,786,748
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,455,936
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,592,750
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/42	11/27 at 100.00	A+	1,402,860
895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34	6/28 at 100.00	A	1,057,067
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	2,180,573
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	31,019,610
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured	No Opt. Call	A1	1,263,077
3,500	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021, 5.000%, 11/01/46	11/29 at 100.00	A2	4,189,220
4,915	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47	6/27 at 100.00	N/R	5,129,392
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	3,479,034
5,180	0.000%, 12/01/32	No Opt. Call	A	3,903,078
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A:
4,310	5.125%, 12/01/47	12/23 at 100.00	A	4,604,330
4,960	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (4)	5,328,677
5,410	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	6,315,309
1,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	1,102,980
4,770	Montgomery County Higher Education and Health Authority, Pennsylvania, Thomas Jefferson University Revenue Bonds, Series 2022B, 4.000%, 5/01/52	5/32 at 100.00	N/R	5,218,285
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	5,573,800
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	3/22 at 100.00	N/R	157,552

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$234	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	$58,405
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32	11/22 at 100.00	Ba1	1,707,888
3,570	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2021A, 4.000%, 8/15/43	8/31 at 100.00	Aa3	4,022,747
5,910	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44	8/29 at 100.00	Aa3	6,702,058
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A:
1,105	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	1,145,067
2,010	5.000%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (4)	2,082,883
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	21,228,580
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,252,251
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/41	6/26 at 100.00	A1	7,249,093
26,330	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021A, 4.000%, 12/01/51	6/31 at 100.00	A+	29,381,384
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021B, 5.000%, 12/01/46	6/31 at 100.00	A+	7,972,770
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	23,148,317
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
3,735	4.000%, 12/01/45	12/30 at 100.00	A3	4,142,974
4,620	4.000%, 12/01/50	12/30 at 100.00	A3	5,163,866
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	BB	1,563,591
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	514,898
8,360	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 9/01/46	9/31 at 100.00	A2	9,310,114
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	10/21 at 100.00	A1 (4)	4,055,547
2,020	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 – AGM Insured	9/30 at 100.00	A2	2,311,890
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	Baa3	1,957,348

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,800	Upper Darby School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 4/01/51 – BAM Insured	10/29 at 100.00	A1	$3,182,536
240,449	Total Pennsylvania			266,696,684
	Puerto Rico – 1.9% (1.2% of Total Investments)
3,996	Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54	No Opt. Call	N/R	961,156
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	3/22 at 100.00	D	639,375
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	D	1,028,520
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	1,327,211
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	N/R	1,017,750
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,281	4.500%, 7/01/34	7/25 at 100.00	N/R	5,645,970
9,399	4.550%, 7/01/40	7/28 at 100.00	N/R	10,347,265
25,000	0.000%, 7/01/51	7/28 at 30.01	N/R	5,887,500
33,017	5.000%, 7/01/58	7/28 at 100.00	N/R	36,781,599
1,370	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,508,219
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
5,399	4.329%, 7/01/40	7/28 at 100.00	N/R	5,874,058
5,580	4.329%, 7/01/40	7/28 at 100.00	N/R	6,070,984
9,000	4.784%, 7/01/58	7/28 at 100.00	N/R	9,886,140
101,972	Total Puerto Rico			86,975,747
	Rhode Island – 0.7% (0.5% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	1,460,452
174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/22 at 16.68	CCC-	29,648,044
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A, 5.000%, 10/01/40	4/26 at 100.00	A	2,534,155
177,940	Total Rhode Island			33,642,651
	South Carolina – 3.9% (2.5% of Total Investments)
3,050	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019, 5.000%, 7/01/43	7/29 at 100.00	A	3,645,330
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,290	5.000%, 11/01/41	5/26 at 100.00	A	1,457,132
6,820	5.000%, 11/01/46	5/26 at 100.00	A	7,700,667

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
$26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	$21,804,169
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A-	12,098,532
1,370	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A, 5.000%, 4/01/54	4/26 at 103.00	BBB-	1,521,289
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018:
19,130	5.000%, 11/01/43	5/28 at 100.00	AA-	22,475,263
7,580	5.000%, 11/01/48	5/28 at 100.00	AA-	8,851,014
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	23,097,550
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
3,850	5.000%, 12/01/39	12/24 at 100.00	A-	4,378,682
4,000	5.000%, 12/01/46	12/24 at 100.00	A-	4,540,920
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	11,513,300
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	7,447,000
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A-	2,231,600
17,240	5.500%, 12/01/54	6/24 at 100.00	A-	19,416,378
17,170	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	20,414,615
4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	4,541,355
167,200	Total South Carolina			177,134,796
	South Dakota – 1.1% (0.7% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017:
3,000	5.000%, 11/01/42	11/26 at 100.00	BB	3,218,160
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,379,036
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A1	9,534,712
5,205	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46	7/27 at 100.00	A1	6,068,041
11,200	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	A1	12,485,200
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	3,887,918

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
$8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	$9,187,763
43,180	Total South Dakota			47,760,830
	Tennessee – 1.0% (0.6% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	11,106,083
3,090	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	3,635,910
2,180	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A-	2,578,090
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A-	2,107,642
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	5,643,200
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB	1,110,040
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	508,666
1,755	5.000%, 4/01/36	4/27 at 100.00	BBB	1,998,489
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
2,225	5.000%, 10/01/41	10/26 at 100.00	BBB	2,473,688
1,000	5.000%, 10/01/45	10/26 at 100.00	BBB	1,106,740
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	12,522,730
40,430	Total Tennessee			44,791,278
	Texas – 10.7% (6.8% of Total Investments)
18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/48 – AGM Insured	2/28 at 100.00	A1	20,978,460
4,000	Austin, Texas, Airport System Revenue Bonds, Series 2019A, 5.000%, 11/15/49	11/29 at 100.00	A	4,805,400
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (6)	11/25 at 100.00	Aa3	16,247,934
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	Baa2	784,370
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	Baa1 (4)	1,382,203
3,100	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 5.000%, 1/01/46	1/31 at 100.00	Baa1	3,727,068
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45 (Pre-refunded 7/01/25)	7/25 at 100.00	Baa1 (4)	8,727,507

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
$1,925	4.350%, 12/01/42	12/22 at 100.00	BBB-	$1,952,181
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,013,620
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,482,250
5,770	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding & Improvement Senior Lien Series 2021B, 4.000%, 12/01/51	12/30 at 100.00	AA+	6,538,218
9,000	Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2021B, 4.000%, 11/01/45	11/30 at 100.00	N/R	10,132,200
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	173,475
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42	8/26 at 100.00	Aaa	4,189,658
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
6,545	4.000%, 10/01/39	4/30 at 100.00	A2	7,443,956
10,600	4.000%, 10/01/45	4/30 at 100.00	A2	11,869,668
10,000	4.000%, 10/01/49	4/30 at 100.00	A2	11,111,900
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
15,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (UB) (6)	10/23 at 100.00	AA (4)	16,010,250
16,920	5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	18,059,562
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	6,327,154
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 18.078%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (6)	10/23 at 100.00	AA (4)	8,391,395
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	3,042,784
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,575,757
	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A:
13,890	5.000%, 8/15/43	2/28 at 100.00	AA	16,555,352
2,000	4.000%, 8/15/48	2/28 at 100.00	AA	2,227,620
4,040	Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond Trust 2015-XF2184. Formerly Tender Options Bond Trust 3028, 14.434%, 8/15/28 – AGM Insured, 144A (IF) (6)	No Opt. Call	AAA	6,917,692

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
$1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	$544,657
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	1,035,683
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	1,095,388
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,842,653
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	3,868,646
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	2,145,273
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	763,500
1,000	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%, 12/01/40 (WI/DD, Settling 2/10/22)	12/31 at 100.00	N/R	1,097,760
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,351,840
2,710	5.000%, 7/01/48	7/28 at 100.00	A	3,184,955
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	4,636,222
855	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%, 7/01/24 – AGM Insured	No Opt. Call	A	916,637
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	A2	1,463,665
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A	10,116,757
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,292,801
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,037,367
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,245,160
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	9,139,736
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,893,617
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	1,926,828
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	18,415,892
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,403,934
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
2,100	5.000%, 9/15/43	9/25 at 100.00	BBB-	2,306,745
1,815	5.000%, 9/15/48	9/25 at 100.00	BBB-	1,986,881

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016, 5.000%, 11/15/31 (Pre-refunded 11/15/24)	11/24 at 102.00	BB+ (4)	$953,046
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (4)	2,530,630
7,990	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	11,526,134
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	4,606,720
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	1,915,539
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A+	10,648,238
12,205	5.000%, 1/01/45	1/25 at 100.00	A+	13,358,250
5,110	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	5,749,210
5,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A	5,829,700
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A	6,916,580
4,000	5.000%, 1/01/34	1/25 at 100.00	A	4,399,560
4,000	5.000%, 1/01/35	1/25 at 100.00	A	4,397,160
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward?s University Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB	2,411,617
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43 (Pre-refunded 9/01/23)	9/23 at 100.00	A3 (4)	3,728,681
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	AA- (4)	4,252,320
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,853,025
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
1,805	4.000%, 12/31/37	12/30 at 100.00	BBB-	2,032,394
2,500	4.000%, 6/30/38	12/30 at 100.00	BBB-	2,807,325
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA (4)	2,519,200
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (4)	18,188,371
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A3	7,961,172

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
$3,650	5.000%, 8/15/33	8/24 at 100.00	Baa1	$3,983,427
6,385	5.000%, 8/15/37	8/24 at 100.00	Baa1	6,969,100
44,120	5.000%, 8/15/42	8/24 at 100.00	Baa1	48,160,510
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A3	3,798,200
8,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/54	10/29 at 100.00	AAA	9,050,640
1,000	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University, Series 2021, 4.000%, 3/01/41	3/31 at 100.00	A+	1,149,320
6,500	West Harris County Regional Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2021, 4.000%, 12/15/60 – BAM Insured	12/31 at 100.00	A1	7,395,960
459,550	Total Texas			485,472,260
	Utah – 0.5% (0.3% of Total Investments)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A	4,169,899
1,975	5.000%, 7/01/47	7/27 at 100.00	A	2,306,760
4,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	A	4,701,040
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
1,000	5.000%, 10/15/38	10/27 at 100.00	AA	1,146,250
2,320	5.000%, 10/15/43	10/27 at 100.00	AA	2,641,970
2,040	5.000%, 10/15/48	10/27 at 100.00	AA	2,309,158
3,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2020A, 4.000%, 5/15/43	5/30 at 100.00	AA+	3,412,500
17,895	Total Utah			20,687,577
	Vermont – 0.3% (0.2% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	A+	1,076,830
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,185,200
11,000	Total Vermont			12,262,030
	Virginia – 0.3% (0.2% of Total Investments)
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,385	4.000%, 7/01/39	7/30 at 100.00	A+	1,581,698
670	4.000%, 7/01/40	7/30 at 100.00	A+	763,874
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)	7/28 at 100.00	BBB+	464,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$4,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (6)	5/28 at 100.00	Aa2	$4,430,440
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	1,859,184
2,300	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%, 1/01/47	1/32 at 100.00	A-	2,576,483
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 4.000%, 11/01/33 (Pre-refunded 11/01/22)	11/22 at 100.00	AA- (4)	2,050,860
12,585	Total Virginia			13,726,629
	Washington – 2.8% (1.7% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	8,064,840
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	Aa3	11,452,449
4,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2020A, 4.000%, 7/01/39	7/30 at 100.00	AA-	4,618,040
8,075	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.000%, 12/01/43	12/28 at 100.00	A2	9,559,266
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	A-	4,818,870
4,000	King County Public Hospital District 2, Washington, General Obligation Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45	12/29 at 100.00	Aa3	4,500,880
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,266,130
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	1,342,463
15,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2021A, 4.000%, 7/01/47	7/31 at 100.00	AA	17,221,950
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (4)	13,217,091
5,250	Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%, 12/01/48	12/28 at 100.00	Aa2	5,913,705
555	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	606,826
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA-	4,116,640
10,000	4.250%, 10/01/40	10/22 at 100.00	AA-	10,237,900
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Refunding Series 2012B, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	3,227,263
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	8,472,209

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$2,600	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B. Exchange Purchase, 3.000%, 7/01/58	7/31 at 100.00	BB+	$2,388,204
2,410	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020, 4.000%, 5/01/50	5/30 at 100.00	A	2,654,157
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/46, 144A	1/25 at 102.00	BB	524,210
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	8,049,780
116,955	Total Washington			124,252,873
	West Virginia – 1.3% (0.8% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	3,181,110
16,845	5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	17,889,727
9,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	10,503,810
3,500	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	4,015,725
	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2021:
6,750	4.000%, 6/01/43	6/31 at 100.00	AA-	7,759,193
8,845	4.000%, 6/01/51	6/31 at 100.00	AA-	9,979,548
5,750	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B, 4.000%, 6/01/42	6/28 at 100.00	AA-	6,519,695
53,690	Total West Virginia			59,848,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.4% (2.2% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$43	0.000%, 1/01/46, 144A (8)	No Opt. Call	N/R	$1,323
42	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	1,247
42	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	1,211
42	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	1,169
41	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	1,101
45	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	1,177
1,163	3.750%, 7/01/51, 144A (8)	3/28 at 100.00	N/R	710,119
45	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	1,118
44	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	1,076
44	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	1,034
43	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	992
43	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	957
42	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	920
42	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	882
42	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	855
41	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	818
41	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	780
40	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	751
40	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	721
39	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	700
39	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	669
39	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	625
501	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	7,539
2,250	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A, 4.000%, 7/01/56	1/31 at 100.00	BBB	2,487,600
2,000	Public Finance Authority of Wisconsin, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2020A, 5.000%, 11/15/41	11/27 at 103.00	A-	2,366,340
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A:
6,000	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	6,478,620
2,335	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	2,497,189
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	AA- (4)	4,301,515
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%, 8/15/46	8/31 at 100.00	A1	4,477,840
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA	1,040,060
18,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	20,912,840

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/35	2/26 at 100.00	A-	$2,247,240
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	7,726,946
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	328,973
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	2,713,918
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
2,415	4.000%, 10/01/51	10/28 at 102.00	N/R	2,446,685
2,470	4.000%, 10/01/61	10/28 at 102.00	N/R	2,475,261
5,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34	5/26 at 100.00	Aa2	5,685,965
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2017, 5.000%, 8/15/52	8/27 at 100.00	A1	2,325,920
2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)	4/23 at 100.00	Aa3 (4)	2,629,750
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017:
1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	1,200,709
955	5.000%, 6/01/41	6/25 at 103.00	N/R	1,027,972
3,620	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series 2020, 4.000%, 8/15/50	8/30 at 100.00	Aa3	4,077,930
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,000	5.000%, 9/01/30 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	1,181,970
1,110	5.000%, 9/01/31 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	1,311,987
1,100	5.000%, 9/01/32 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	1,300,167
1,725	5.000%, 9/01/33 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	2,038,898
1,775	5.000%, 9/01/34 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	2,097,997
1,910	5.000%, 9/01/35 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	2,257,563
2,065	5.000%, 9/01/36 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R (4)	2,440,768
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	9,480,475
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA-	5,789,300
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%, 1/01/47	1/27 at 103.00	N/R	2,079,740
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc., Series 2018A:
1,240	5.000%, 9/15/31 (Pre-refunded 9/15/23)	9/23 at 100.00	BBB- (4)	1,320,823
7,955	5.000%, 9/15/50 (Pre-refunded 9/15/23)	9/23 at 100.00	BBB- (4)	8,473,507

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44	12/24 at 100.00	A1	$11,225,993
20,385	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	A1	22,485,674
141,463	Total Wisconsin			153,671,919
	Wyoming – 0.2% (0.1% of Total Investments)
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37 (Pre-refunded 9/01/23)	9/23 at 100.00	BB+ (4)	10,237,439
$6,988,781	Total Long-Term Investments (cost $6,538,943,596)			7,088,215,008

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3% (0.8% of Total Investments)
	MUNICIPAL BONDS – 1.3% (0.8% of Total Investments)
	Colorado – 0.2% (0.1% of Total Investments)
$8,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Variable Rate Series 2018C, 0.060%, 11/15/39 (9)	1/22 at 100.00	Aa3	$8,000,000
	Minnesota – 0.9% (0.6% of Total Investments)
6,500	Bloomington, Minnesota, Housing Revenue Bonds, Presbyterian Homes Projects, Refunding Series 2008, 0.070%, 7/01/38 (9)	1/22 at 100.00	AA+	6,500,000
11,050	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2007C2, 0.050%, 11/15/34 (9)	1/22 at 100.00	AA+	11,050,000
23,120	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic Series 2008A, 0.050%, 11/15/38 (9)	1/22 at 100.00	AA	23,120,000
40,670	Total Minnesota			40,670,000
	Missouri – 0.2% (0.1% of Total Investments)
10,225	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Variable Rate Demand Obligations, Series 2008D, 0.050%, 5/15/38 (9)	1/22 at 100.00	AA	10,225,000
$58,895	Total Short-Term Investments (cost $58,895,000)			58,895,000
	Total Investments (cost $6,597,838,596) – 158.1%			7,147,110,008
	Floating Rate Obligations – (3.1)%			(139,265,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (7.0)% (10)			(316,327,712)
	MuniFund Preferred Shares, net of deferred offering costs – (24.0)% (11)			(1,086,489,541)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (25.5)% (12)			(1,153,944,732)
	Other Assets Less Liabilities – 1.5%			70,714,866
	Net Assets Applicable to Common Shares – 100%			$4,521,797,889

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$7,087,382,187	$832,821	$7,088,215,008
Short-Term Investments:
Municipal Bonds	—	58,895,000	—	58,895,000
Total	$ —	$7,146,277,187	$832,821	$7,147,110,008

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 4.4%.
(11)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 15.2%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 16.1%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.